DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2011
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS

NOTE 11:                                     DERIVATIVE INSTRUMENTS

In order to reduce exposures related to changes in foreign currency exchange rates, the Company previously utilized foreign currency collars and forward contracts for the purpose of hedging the specific exposure to variability in forecasted cash flows associated primarily with inventory purchases mainly by the Company’s former MEXX operations in Europe and Canada. As of December 31, 2011, the Company had no outstanding forward contracts.

The following table summarizes the fair value and presentation in the Consolidated Financial Statements for derivatives designated as hedging instruments:

	Foreign Currency Contracts Designated as Hedging Instruments
	Asset Derivatives			Liability Derivatives
Period	Balance Sheet Location	Notional Amount	Fair Value	Balance Sheet Location	Notional Amount	Fair Value
In thousands
January 1, 2011	Other current assets	$1,500	$—	Accrued expenses	$120,504	$3,463

The following table summarizes the effect of foreign currency exchange contracts on the Consolidated Financial Statements:

	Amount of Gain or (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	Location of Gain or (Loss) Reclassified from Accumulated OCI into Operations (Effective and Ineffective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Operations (Effective Portion)	Amount of Gain or (Loss) Recognized in Operations on Derivative (Ineffective Portion)
In thousands
Fiscal year ended December 31, 2011	$(4,482)	Discontinued operations, net of income taxes	$(7,590)	$ —
Fiscal year ended January 1, 2011	3,487	Discontinued operations, net of income taxes	(802)	(282)
Fiscal year ended January 2, 2010	(7,113)	Discontinued operations, net of income taxes	(4,181)	(1,428)

The Company hedged its net investment position in certain euro-denominated functional currency subsidiaries by designating a portion of the outstanding Euro Notes as the hedging instrument in a net investment hedge. To the extent the hedge was effective, related foreign currency translation gains and losses were recorded within Other comprehensive loss. Translation gains and losses related to the ineffective portion of the hedge were recognized in current operations within Other income (expense), net.

As of January 1, 2011, the Company dedesignated an aggregate 230.0 million euro of its outstanding Euro Notes as a hedge of its net investment in certain euro-denominated functional currency subsidiaries.

In connection with the sale of an 81.25% interest in the global MEXX business on October 31, 2011, the Company dedesignated the remaining amount of the Euro Notes that had been previously designated as a hedge of the Company’s net investment in certain euro-denominated functional currency subsidiaries. Accordingly, all foreign currency transaction gains or losses related to the remaining Euro Notes are recorded in earnings beginning on November 1, 2011.

The Company recognized the following foreign currency translation gains (losses) related to the net investment hedge:

	Fiscal Years Ended
	December 31, 2011	January 1, 2011	January 2, 2010
In thousands
Effective portion recognized within Accumulated OCI	$(10,216)	$13,095	$(9,418)
Ineffective portion recognized within Other income (expense), net	4,954	21,555	(6,507)

Also, as a result of the sale of an 81.25% interest in the global MEXX business, the Company’s net investment in certain euro-denominated functional currency subsidiaries was substantially liquidated, and the cumulative translation adjustment recognized on the Company’s Euro Notes through October 31, 2011 was written off and included within Loss on disposal of discontinued operations, net of income taxes on the accompanying Consolidated Statement of Operations (see Note 18 — Accumulated Other Comprehensive Loss).

The Company occasionally uses short-term foreign currency forward contracts outside the cash flow hedging program to manage currency risk associated with certain expected transactions. In order to mitigate the exposure related to the Tender Offer, the Company entered into forward contracts to sell $182.0 million for 128.0 million euro, which settled in the second quarter of 2011. During the second quarter of 2011, the Company entered into forward contracts designated as non-hedging derivative instruments maturing in July 2011 to sell $15.7 million for 11.0 million euro. The transaction gains of $2.5 million related to these derivative instruments were reflected within Other income (expense), net for the year ended December 31, 2011.